Share-Based Compensation (Details) (USD $)	0 Months Ended			12 Months Ended						12 Months Ended			0 Months Ended					0 Months Ended
	Jun. 03, 2009	Jan. 28, 2012	Jul. 02, 2009	Jan. 28, 2012 Stock options	Jan. 29, 2011 Stock options	Jan. 30, 2010 Stock options	Jan. 29, 2011 Stock options Minimum	Jan. 30, 2010 Stock options Minimum	Jan. 28, 2012 Stock options Minimum	Jan. 29, 2011 Stock options Maximum	Jan. 30, 2010 Stock options Maximum	Jan. 28, 2012 Stock options Maximum	Jul. 02, 2009 Stock options $30.00, $37.50, $45.00 or $52.50	Jul. 02, 2009 Stock options $30.00	Jul. 02, 2009 Stock options $37.50	Jul. 02, 2009 Stock options $45.00	Jul. 02, 2009 Stock options $52.50	Jul. 02, 2009 Stock options $15.00 and $22.50	Jul. 02, 2009 Stock options $15.00	Jul. 02, 2009 Stock options $22.50	Jan. 28, 2012 Restricted stock
Share-Based Compensation
Maximum number of shares authorized		14,200,000
Exchange ratio of old options for new options granted	1
Number of options exchanged under the exchange offer (in shares)			8,000,000
Exercise price of original stock options exchanged (in dollars per share)														$ 30.00	$ 37.50	$ 45.00	$ 52.50		$ 15.00	$ 22.50
Exercise price of new stock options (in dollars per share)				$ 15.52	$ 15.41								$ 7.50
Vesting schedule													5 years					5 years
Expiration period													8 years					8 years
Assumptions used to estimate the fair value of options granted
Risk-free interest rates, minimum (as a percent)				1.10%	1.50%	2.40%
Risk-free interest rates, maximum (as a percent)				1.60%	2.50%	3.30%
Expected dividend yield (as a percent)				0.00%
Expected volatility rates of our Common Stock, minimum (as a percent)				39.50%	39.40%	41.90%
Expected volatility rates of our Common Stock, maximum (as a percent)				44.50%	41.50%	45.90%
Expected life of options				5 years			5 years	5 years 6 months		8 years	8 years
Weighted average fair value of options granted (in dollars per share)				$ 5.98	$ 4.52	$ 0.93
Fair value of equity per share (in dollars per share)						$ 4.27	$ 11.55		$ 15.22	$ 14.47		$ 17.95
Awards granted under 2006 Plan
Number of stock option awards outstanding (in shares)				10,600,000	10,900,000
Number of restricted stock outstanding (in shares)																					560,737
Number of restricted stock vested (in shares)																					148,151
Shares of Common Stock remaining available for grant		2,800,000